Subsequent events (Details) - Subsequent Event [Member] - USD ($) $ in Thousands	1 Months Ended
	Mar. 31, 2016	Feb. 29, 2016	Apr. 30, 2016
Secured Interest-bearing Loan [Member]
Subsequent Event [Line Items]
Debt instrument face amount			$ 275,000
Debt repayment due before December 31, 2016			167,500
Debt repayment due on April 21, 2017			$ 107,500
Guazi [Member]
Subsequent Event [Line Items]
Total equity financing closed during the period from a number of globally recognized institutional investors	$ 204,500
Restricted Share Units (RSUs) [Member] | 2013 Plan [Member]
Subsequent Event [Line Items]
Number of shares granted		152,240